Trade and other receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and other receivables
18. Trade and other receivables

	2020 $m	2019 $m
Trade receivables a	309	515

Other receivables	129	37

Prepayments	76	114

	514	666

a	Including cost reimbursements of $26m (2019: $67m).
Trade and other receivables are held at amortised cost. Trade receivables are non-interest-bearing
and are generally on payment terms of up to 30 days. The fair value of trade and other receivables approximates their carrying value.
Other receivables includes $77m relating to the UK portfolio rent. The Group has deferred rent payments due since 1 April 2020 (other than payments of ground rent) with consideration given to the UK Government and other commercial tenant protection measures which are in place up to 31 March 2021. A final rent reconciliation is expected in mid-2021,
at which point no further rent will be payable and any rent paid in relation to 2020 will be recoverable from the landlord. $65m has been recognised within trade and other payables in relation to the rents due under the leases at 31 December, with the receivable balance reflecting the recovery of both amounts due and amounts paid in 2020.
Expected credit losses
The impairment charge in respect of trade receivables was $40m (2019: $8m). This amount and $48m relating to trade deposits and loans (see note 17) comprise the total impairment loss on financial assets in the Group income statement. A further impairment charge of $24m was recognised within System Fund expenses (2019: $12m).
In the Group’s interim financial statements as at 30 June 2020, exceptional items included an impairment of trade receivables of $22m which had been determined to be directly as a result of
Covid-19.
The subsequent improvement in cash collection and the considerations required to identify whether subsequent expected credit losses over the extended period of the pandemic are due to
Covid-19
have resulted in none of the full year $40m impairment of trade receivables being presented within exceptional items.
Expected credit losses were calculated as follows:

•	By applying the Group’s historical policy for estimating the expected credit loss provision, supported by the Group’s prior experience; and

•	By identifying hotel owners subject to payment plans or identified as distressed and applying a percentage provision to all outstanding receivables.
The net balances presented in the table below could result in additional credit losses if they are ultimately found to be uncollectible.
The ageing of trade receivables at the end of the reporting period is shown below; the ageing reflects the initial terms under the invoice rather than the revised terms where payment flexibility has been provided to owners. Expected credit losses relating to other receivables are immaterial.

	2020			2019
	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m
Not past due	153	(1)	152	363	(3)	360

Past due 1 to 30 days	59	(2)	57	74	(3)	71

Past due 31 to 90 days	61	(6)	55	56	(5)	51

Past due more than 90 days	40	(7)	33	35	(7)	28

Past due more than 180 days	74	(62)	12	5	—	5

	387	(78)	309	533	(18)	515

The credit risk relating to balances not past due is not deemed to be significant.
The movement in the allowance for expected lifetime credit losses of trade receivables during the year is as follows:

	2020 $m	2019 $m	2018 $m
At 1 January	(18)	(11)	(77)

Adjustment arising on adoption of IFRS 9 a	—	—	67

Impairment loss	(40)	(8)	(17)

System Fund impairment loss	(24)	(12)	(11)

Amounts written off	7	14	26

Exchange and other adjustments	(3)	(1)	1

At 31 December	(78)	(18)	(11)

a	IFRS 9 was applied from 1 January 2018. Under the transition method chosen, comparative information was not restated.

Credit risk
The Group trades only with recognised, creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures.
The maximum exposure to credit risk for trade and other receivables, excluding prepayments, at the end of the reporting period by geographic region is as follows:

	2020 $m	2019 $m
Americas	212	359

EMEAA	183	141

Greater China	43	52

	438	552